AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 139.8%
	AUSTRALIA — 4.4%
13,800	BHP Group, Ltd., ADR[1,2]	$957,582
40,600	Fortescue Metals Group Ltd.	616,432
14,927	Wesfarmers Ltd.	597,148
		2,171,162
	BERMUDA — 0.3%
2,600	Triton International Ltd./Bermuda[1,2]	142,974
	CANADA — 5.8%
1,887	Bank of Montreal	168,204
9,959	Bank of Nova Scotia	623,042
5,270	BCE, Inc.	237,899
10,632	Enbridge, Inc.	387,310
12,111	Great-West Lifeco, Inc.	322,266
12,805	Power Corp. of Canada	336,555
6,273	Shaw Communications, Inc. - Class B	163,127
9,550	Toronto-Dominion Bank	622,836
		2,861,239
	CHINA — 0.2%
1,611	China Petroleum & Chemical Corp. - ADR[1,2]	84,948
	DENMARK — 1.4%
25,200	Pandora A/S - ADR[1,2]	678,636
	FINLAND — 1.3%
11,980	Fortum OYJ	319,766
8,693	UPM-Kymmene OYJ	312,263
		632,029
	FRANCE — 4.0%
7,280	Cie de Saint-Gobain*,1	429,611
6,885	Eutelsat Communications S.A.[1]	83,812
6,200	Publicis Groupe S.A.[1]	378,384
2,115	Sanofi[1]	208,970
2,640	Sodexo S.A.*	253,195
8,733	TOTAL S.A.[1]	407,359
2,470	Vinci SA1	253,054
		2,014,385
	GERMANY — 5.0%
3,640	Bayer A.G.	230,344
4,278	Covestro A.G.[3]	287,675
2,301	Deutsche Post A.G.	126,073
45,483	E.ON S.E.	529,346
3,440	Siemens A.G.	564,794
1,720	Siemens Energy A.G.*	61,744

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
12,861	Siemens Healthineers A.G.[3]	$696,820
		2,496,796
	HONG KONG — 0.7%
28,000	CK Hutchison Holdings Ltd.	223,126
5,900	Hang Seng Bank Ltd.	114,219
		337,345
	IRELAND — 2.1%
8,853	Medtronic PLC[1,2]	1,045,805
	ITALY — 0.8%
22,978	Enel S.p.A.	228,864
14,159	Eni S.p.A.	174,252
		403,116
	JAPAN — 7.6%
6,700	Bridgestone Corp.[1]	270,783
14,600	Japan Post Bank Co., Ltd.[1]	140,297
10,800	Japan Tobacco, Inc.[1]	207,270
16,400	Mitsubishi Corp.[1]	463,599
12,500	Mitsubishi Heavy Industries Ltd.[1]	389,366
14,700	MS&AD Insurance Group Holdings, Inc.[1]	431,342
27,300	Panasonic Corp.[1]	350,974
34,900	Sumitomo Corp.[1]	497,063
33,694	Takeda Pharmaceutical Co., Ltd. - ADR[1,2]	615,252
5,100	Toyota Motor Corp.[1]	396,854
		3,762,800
	NETHERLANDS — 2.2%
12,672	Koninklijke Philips N.V.*,1,2	722,684
7,539	NN Group N.V.	368,595
		1,091,279
	SINGAPORE — 1.2%
22,100	DBS Group Holdings Ltd.	472,984
7,200	Jardine Cycle & Carriage Ltd.	120,482
		593,466
	SWEDEN — 1.4%
8,880	Investor A.B. - B Shares	708,082
	SWITZERLAND — 2.5%
22,589	ABB, Ltd.	682,545
2,430	Novartis A.G.	207,650
130	SGS SA	368,737
		1,258,932

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 4.6%
96,619	BP PLC[1]	$392,456
2,796	British American Tobacco PLC[1]	106,922
24,929	GlaxoSmithKline PLC[1]	442,632
7,832	Imperial Brands PLC[1]	161,088
3,590	Next PLC*,1	389,288
5,346	Rio Tinto Ltd.	449,696
3,120	Schroders PLC[1]	150,538
5,300	Smith & Nephew PLC[1]	100,681
9,490	United Utilities Group PLC	121,117
		2,314,418
	UNITED STATES — 94.3%
6,400	3M Co.[1]	1,233,152
6,500	AbbVie, Inc.[1]	703,430
13,742	Altria Group, Inc.[1]	703,041
6,470	American International Group, Inc.[1]	298,979
2,845	Amgen, Inc.[1]	707,864
9,480	Archer-Daniels-Midland Co.[1]	540,360
34,480	AT&T, Inc.[1]	1,043,710
700	Automatic Data Processing, Inc.[1]	131,929
10,320	B&G Foods, Inc.[1]	320,539
14,973	Bristol-Myers Squibb Co.[1]	945,245
2,751	Broadcom, Inc.[1]	1,275,529
5,058	Bunge, Ltd.[1,2]	400,948
6,800	CF Industries Holdings, Inc.[1]	308,584
4,201	Chevron Corp.[1]	440,223
12,300	Cisco Systems, Inc.[1]	636,033
21,645	Citigroup, Inc.[1]	1,574,674
3,615	Citrix Systems, Inc.[1]	507,401
12,550	Coca-Cola Co.[1]	661,510
5,200	Comcast Corp., Class A1	281,372
23,708	CVS Health Corp.[1]	1,783,553
6,657	Dominion Energy, Inc.[1]	505,666
5,644	Duke Energy Corp.[1]	544,815
1,038	DuPont de Nemours, Inc.[1]	80,217
10,268	Eaton Corp. PLC[1,2]	1,419,859
6,231	Exxon Mobil Corp.[1]	347,877
21,450	FNB Corp.[1]	272,415
6,160	Franklin Resources, Inc.[1]	182,336
9,856	Gaming and Leisure Properties, Inc.[1]	418,190
10,015	General Mills, Inc.[1]	614,120
19,177	Gilead Sciences, Inc.[1]	1,239,410
11,400	Healthcare Trust of America, Inc. - Class A - REIT[1]	314,412
9,700	Hewlett Packard Enterprise Co.[1]	152,678
3,678	Home Depot, Inc.[1]	1,122,709
12,260	International Business Machines Corp.[1]	1,633,768

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
824	International Flavors & Fragrances, Inc.[1]	$115,039
8,530	International Paper Co.[1]	461,217
22,342	Interpublic Group of Cos., Inc.[1]	652,386
12,309	JPMorgan Chase & Co.[1]	1,873,799
11,380	Juniper Networks, Inc.[1]	288,255
8,595	Kellogg Co.[1]	544,063
16,114	Kinder Morgan, Inc.[1]	268,298
6,743	Lazard Ltd. - Class A1,2	293,388
9,650	Maxim Integrated Products, Inc.[1]	881,720
4,785	McDonald's Corp.[1]	1,072,510
4,885	Mercury General Corp.[1]	297,057
1,250	Microsoft Corp.[1]	294,713
6,550	Molson Coors Beverage Co., Class B1	335,032
2,620	MSC Industrial Direct Co., Inc. - Class A1	236,298
19,510	Navient Corp.[1]	279,188
9,917	NetApp, Inc.[1]	720,668
15,500	NortonLifeLock, Inc.[1]	329,530
10,550	ODP Corp/The[1]	456,709
5,959	Old Republic International Corp.[1]	130,145
6,680	Omega Healthcare Investors, Inc. - REIT[1]	244,688
3,600	Omnicom Group, Inc.[1]	266,940
5,392	ONEOK, Inc.[1]	273,159
5,040	Oracle Corp.[1]	353,657
5,262	Outfront Media, Inc. - REIT[1]	114,869
1,400	Paychex, Inc.[1]	137,228
36,060	Pfizer, Inc.[1]	1,306,454
16,275	PPL Corp.[1]	469,371
4,900	Principal Financial Group, Inc.[1]	293,804
1,810	Procter & Gamble Co.[1]	245,128
5,800	Prudential Financial, Inc.[1]	528,380
3,118	QUALCOMM, Inc.[1]	413,416
2,420	Quest Diagnostics, Inc.[1]	310,583
3,650	Realty Income Corp. - REIT[1]	231,775
10,462	Seagate Technology PLC[1,2]	802,958
6,819	Southern Co.[1]	423,869
6,277	Spirit Realty Capital, Inc. - REIT[1]	266,773
16,558	Starwood Property Trust, Inc.[1]	409,645
2,729	Texas Instruments, Inc.[1]	515,754
14,025	U.S. Bancorp[1]	775,723
8,606	United Parcel Service, Inc., Class B1	1,462,934
2,924	Valero Energy Corp.[1]	209,358
9,254	VEREIT, Inc. - REIT[1]	357,389
16,650	Verizon Communications, Inc.[1]	968,197
4,473	Viatris, Inc.*,1	62,488
6,714	Waddell & Reed Financial, Inc. - Class A1	168,186
9,200	Walgreens Boots Alliance, Inc.[1]	505,080

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
6,300	Waterstone Financial, Inc.[1]	$128,646
9,794	WestRock Co.[1]	509,778
20,362	Weyerhaeuser Co. - REIT[1]	724,887
13,069	Williams Cos., Inc.[1]	309,605
3,252	WP Carey, Inc. - REIT[1]	230,112
		46,897,397
	TOTAL COMMON STOCKS
	(Cost $56,691,296)	69,494,809
	EXCHANGE-TRADED FUNDS — 1.0%
	UNITED STATES — 1.0%
3,610	iShares Core MSCI EAFE ETF	260,100
618	iShares Core S&P 500 ETF	245,853
		505,953
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $501,629)	505,953
	SHORT-TERM INVESTMENTS — 0.4%
192,211	Federated Treasury Obligations Fund - Institutional Class, 0.01%[4]	192,211
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $192,211)	192,211
	TOTAL INVESTMENTS — 141.2%
	(Cost $57,385,136)	70,192,973
	Liabilities in Excess of Other Assets — (41.2)%	(20,483,401)
	TOTAL NET ASSETS — 100.0%	$49,709,572
	SECURITIES SOLD SHORT — (41.3)%
	COMMON STOCKS — (41.3)%
	BRAZIL — (0.2)%
(13,263)	BRF S.A. - ADR*,2	(59,551)
(8,400)	Cia de Saneamento Basico do Estado de Sao Paulo - ADR[2]	(61,572)
		(121,123)
	CANADA — (0.2)%
(100)	Shopify, Inc.*,2	(110,650)
	CHINA — (0.9)%
(415)	BeiGene Ltd. - ADR*,2	(144,453)
(2,646)	Bilibili, Inc. - ADR*,2	(283,281)
		(427,734)
	DENMARK — (0.3)%
(1,124)	Ascendis Pharma A/S - ADR*,2	(144,861)
	INDIA — (0.6)%
(13,908)	Tata Motors Ltd. - ADR*,2	(289,147)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ISRAEL — (0.3)%
(14,705)	Teva Pharmaceutical Industries Ltd. - ADR*,2	$(169,696)
	MEXICO — (0.4)%
(26,362)	Cemex S.A.B. de C.V. - ADR*,2	(183,743)
	NETHERLANDS — (0.1)%
(562)	Cimpress N.V.*,2	(56,273)
	UNITED KINGDOM — (0.3)%
(1,342)	IHS Markit Ltd.[2]	(129,879)
	UNITED STATES — (38.0)%
(2,991)	2U, Inc.*	(114,346)
(192)	ABIOMED, Inc.*	(61,196)
(1,614)	Acadia Healthcare Co., Inc.*	(92,224)
(2,284)	Advanced Micro Devices, Inc.*	(179,294)
(3,753)	AECOM*	(240,605)
(734)	AeroVironment, Inc.*	(85,188)
(6,184)	Alcoa Corp.*	(200,918)
(255)	Align Technology, Inc.*	(138,090)
(5,044)	Allegheny Technologies, Inc.*	(106,227)
(10,447)	Allscripts Healthcare Solutions, Inc.*	(156,862)
(1,153)	Alnylam Pharmaceuticals, Inc.*	(162,792)
(546)	Alteryx, Inc.*	(45,296)
(610)	Amedisys, Inc.*	(161,522)
(265)	AMERCO	(162,339)
(3,984)	American Homes 4 Rent - REIT	(132,827)
(652)	American Tower Corp. - REIT	(155,867)
(1,200)	Anaplan, Inc.*	(64,620)
(1,500)	Arrow Electronics, Inc.*	(166,230)
(2,869)	Athene Holding Ltd., Class A*,2	(144,598)
(1,265)	Atmos Energy Corp.	(125,045)
(891)	Avalara, Inc.*	(118,886)
(3,644)	Axalta Coating Systems Ltd.*,2	(107,789)
(2,639)	Beacon Roofing Supply, Inc.*	(138,072)
(1,575)	Biohaven Pharmaceutical Holding Co., Ltd.*,2	(107,651)
(2,808)	Boston Scientific Corp.*	(108,529)
(4,977)	Box, Inc.*	(114,272)
(1,000)	Ceridian HCM Holding, Inc.*	(84,270)
(1,155)	Chart Industries, Inc.*	(164,414)
(165)	Charter Communications, Inc., Class A*	(101,808)
(2,389)	Chegg, Inc.*	(204,642)
(1,016)	Clean Harbors, Inc.*	(85,405)
(14,119)	Coeur Mining, Inc.*	(127,495)
(4,750)	CommScope Holding Co., Inc.*	(72,960)
(1,555)	Copart, Inc.*	(168,889)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(225)	CoStar Group, Inc.*	$(184,925)
(2,071)	Cree, Inc.*	(223,937)
(3,529)	Darling Ingredients, Inc.*	(259,664)
(1,425)	DaVita, Inc.*	(153,572)
(5,960)	Devon Energy Corp.	(130,224)
(438)	DexCom, Inc.*	(157,413)
(2,492)	DISH Network Corp. - Class A*	(90,210)
(922)	Dollar Tree Inc*	(105,532)
(1,121)	Eagle Materials, Inc.	(150,674)
(450)	EastGroup Properties, Inc. - REIT	(64,476)
(1,570)	EchoStar Corp. - Class A*	(37,680)
(2,367)	Edgewell Personal Care Co.	(93,733)
(1,251)	Edwards Lifesciences Corp.*	(104,634)
(1,406)	Emergent BioSolutions, Inc.*	(130,631)
(1,219)	Enphase Energy, Inc.*	(197,673)
(8,777)	EQT Corp.	(163,077)
(225)	Equinix, Inc.	(152,908)
(3,169)	Equity Commonwealth - REIT	(88,098)
(2,110)	Equity LifeStyle Properties, Inc. - REIT	(134,280)
(721)	Everbridge, Inc.*	(87,371)
(9,040)	Ferro Corp.*	(152,414)
(3,800)	FireEye, Inc.*	(74,366)
(2,045)	First Solar, Inc.*	(178,528)
(8,873)	Flex Ltd.*,2	(162,465)
(2,681)	GCP Applied Technologies, Inc.*	(65,792)
(18,909)	General Electric Co.	(248,275)
(1,054)	Grand Canyon Education, Inc.*	(112,883)
(3,592)	Green Dot Corp. - Class A*	(164,478)
(400)	Guidewire Software, Inc.*	(40,652)
(4,580)	Hain Celestial Group, Inc.*	(199,688)
(3,039)	Hilton Grand Vacations, Inc.*	(113,932)
(1,709)	Hologic, Inc.*	(127,115)
(1,000)	Howard Hughes Corp.*	(95,130)
(196)	HubSpot, Inc.*	(89,025)
(336)	ICU Medical, Inc.*	(69,028)
(397)	IDEXX Laboratories, Inc.*	(194,256)
(4,533)	Ingersoll-Rand PLC*	(223,069)
(850)	Inphi Corp.*	(151,648)
(1,596)	Insmed, Inc.*	(54,360)
(740)	Insulet Corp.*	(193,081)
(1,113)	Intercept Pharmaceuticals, Inc.*	(25,688)
(201)	Intuitive Surgical, Inc.*	(148,527)
(900)	IPG Photonics Corp.*	(189,846)
(5,745)	JetBlue Airways Corp.*	(116,853)
(665)	Kilroy Realty Corp. - REIT	(43,644)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(832)	Laboratory Corp. of America Holdings*	$(212,185)
(3,240)	Lattice Semiconductor Corp.*	(145,865)
(1,724)	LiveRamp Holdings, Inc.*	(89,441)
(1,624)	Lumentum Holdings, Inc.*	(148,352)
(328)	Madison Square Garden Sports C*	(58,863)
(922)	Madrigal Pharmaceuticals, Inc.*	(107,846)
(98)	Markel Corp.*	(111,683)
(594)	Masimo Corp.*	(136,418)
(959)	MasTec, Inc.*	(89,858)
(7,989)	Michaels Cos., Inc.*	(175,279)
(3,166)	Micron Technology, Inc.*	(279,273)
(944)	Middleby Corp.*	(156,468)
(830)	Mirati Therapeutics, Inc.*	(142,179)
(751)	Mohawk Industries, Inc.*	(144,425)
(1,793)	Monster Beverage Corp.*	(163,324)
(4,696)	Mosaic Co.	(148,441)
(1,732)	National Vision Holdings, Inc.*	(75,914)
(169)	Netflix, Inc.*	(88,160)
(498)	Okta, Inc.*	(109,774)
(1,339)	Omnicell, Inc.*	(173,896)
(4,462)	ON Semiconductor Corp.*	(185,664)
(2,255)	Penn National Gaming, Inc.*	(236,414)
(770)	Penumbra, Inc.*	(208,347)
(897)	Post Holdings, Inc.*	(94,831)
(6,240)	Pure Storage, Inc.*	(134,410)
(763)	PVH Corp.	(80,649)
(780)	Q2 Holdings, Inc.*	(78,156)
(392)	RH*	(233,867)
(334)	RingCentral, Inc. - Class A*	(99,492)
(603)	Roku, Inc.*	(196,439)
(1,790)	SailPoint Technologies Holding, Inc.*	(90,646)
(8,401)	Sangamo Therapeutics, Inc.*	(105,264)
(854)	Sarepta Therapeutics, Inc.*	(63,649)
(630)	SBA Communications Corp. - REIT	(174,856)
(4,415)	Scientific Games Corp.*	(170,066)
(1,265)	SiteOne Landscape Supply, Inc.*	(215,986)
(1,322)	Stericycle, Inc.*	(89,248)
(6,118)	Summit Materials, Inc. - Class A*	(171,426)
(770)	Sun Communities, Inc. - REIT	(115,531)
(3,019)	Sunrun, Inc.*	(182,589)
(787)	Tandem Diabetes Care, Inc.*	(69,453)
(2,597)	Taylor Morrison Home Corp. - Class A*	(80,014)
(2,070)	Tenet Healthcare Corp.*	(107,640)
(2,029)	Terminix Global Holdings, Inc.*	(96,722)
(343)	Tesla, Inc.*	(229,100)

AAM/HIMCO Global Enhanced Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(1,628)	T-Mobile US, Inc.*	$(203,972)
(116)	Trade Desk, Inc. - Class A*	(75,593)
(1,569)	TreeHouse Foods, Inc.*	(81,965)
(810)	TriNet Group, Inc.*	(63,148)
(541)	Twilio, Inc. - Class A*	(184,351)
(1,228)	Ultragenyx Pharmaceutical, Inc.*	(139,820)
(5,630)	Under Armour, Inc. - Class A*	(124,761)
(947)	Varian Medical Systems, Inc.*	(167,174)
(619)	Veeva Systems, Inc. - Class A*	(161,708)
(3,828)	Viavi Solutions, Inc.*	(60,100)
(459)	Wayfair, Inc.*	(144,470)
(2,681)	Western Alliance Bancorp	(253,194)
(478)	Workday, Inc., Class A*	(118,749)
(2,644)	Yelp, Inc.*	(103,116)
(1,207)	Zendesk, Inc.*	(160,072)
(4,471)	Zogenix, Inc.*	(87,274)
(952)	Zscaler, Inc.*	(163,430)
		(18,907,623)
	TOTAL COMMON STOCKS
	(Proceeds $13,408,052)	(20,540,729)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $13,408,052)	$(20,540,729)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $56,985,730, which represents 114.6% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $984,495, which represents 2.0% of total net assets of the Fund.
[4]The rate is the annualized seven-day yield at period end.